NET LOSS PER SHARE - Antidilutive securities excluded from computation of earnings per share (Details) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Restricted share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that have not been included in calculation of diluted net loss per share	746,792	3,193,105
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that have not been included in calculation of diluted net loss per share	4,166,250	18,326,406
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that have not been included in calculation of diluted net loss per share		1,596,174